Expense Example - iShares MSCI USA Small-Cap Quality Factor ETF - iShares MSCI USA Small-Cap Quality Factor ETF	Mar. 17, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 20
Expense Example, with Redemption, 3 Years	$ 64